Cost of sales, without considering depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Cost Of Sales [Abstract]
Disclosure of detailed information of cost of sale of goods and services [Text Block]
(a)	The cost of sales of goods is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	37,640	58,633	69,932

Cost of production
Services provided by third parties	245,705	262,195	211,325
Consumption of materials and supplies	136,991	134,070	100,401
Direct labor	96,612	87,886	72,344
Electricity and water	51,226	44,345	41,989
Transport	24,805	16,254	10,880
Maintenance and repair	24,459	22,839	17,792
Rentals	31,156	26,591	10,852
Insurances	11,550	6,637	4,347
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	4,521	2,118	(7,581)
Cost of concentrate purchased to third parties	-	439	2,958
Other production expenses	10,025	10,464	9,789
Total cost of production of the period	637,050	613,838	475,096
Final balance of products in process and finished goods, net of depreciation and amortization	(49,206)	(45,038)	(47,216)
Cost of sales of goods, without considering depreciation and amortization	625,484	627,433	497,812

(b)	The cost of services is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Direct labor	2,128	7,398	5,983
Consumption of materials and supplies	675	1,026	868
Maintenance and repair	543	946	217
Services provided by third parties	382	1,782	1,689
Electricity and water	249	586	633
Rentals	92	423	480
Insurances	86	246	212
Transport	50	98	213
Other	113	449	459

	4,318	12,954	10,754